Details of Significant Accounts - Summary of Loss Per Share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares
Earnings Per Share [Line Items]
Loss attributable to common shareholders of the Company, amount after tax	$ 26,999	$ 807,522	$ 901,574	$ 873,962
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares, amount after tax	$ 26,999	$ 807,522	$ 901,574	$ 873,962
Weighted average number of common shares outstanding (in thousands of shares)	65,545	65,545	62,719	55,489
Weighted average number of common shares outstanding (in thousands of shares)	65,545	65,545	62,719	55,489
Basic loss per share | (per share)	$ 0.41	$ 12.32	$ (14.37)	$ (15.75)
Diluted loss per share | (per share)	$ 0.41	$ 12.32	$ (14.37)	$ (15.75)